Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Assets	$ 1,678,043,055	$ 1,592,855,622
Liabilities	1,373,573,830	1,317,638,103
Shareholders' Equity	304,469,225	275,217,519	$ 240,087,488	$ 195,509,533
Net Income (Loss)	31,094,407	$ 38,508,477	$ 48,946,578
Play Digital SA [member]
Disclosure of subsidiaries [line items]
Assets	1,633,180
Liabilities	336,566
Shareholders' Equity	1,296,614
Net Income (Loss)	$ (1,497,307)